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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2002

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total: $         141431.225
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          245.650           8500       SH         SOLE        00        8500
AOL TIME WARNER  COM     00184A105           69.358           5928       SH         SOLE        00        5928
AT&T CORP        COM     001957109            1.802            150       SH         SOLE        00         150
AT&T WIRELESS S  COM     00209A106            0.202             49       SH         SOLE        00          49
ABBOTT LABS      COM     002824100         1098.880          27200       SH         SOLE        00       27200
AGERE SYS INC    CL A    00845V100            0.004              4       SH         SOLE        00           4
AGERE SYS INC    CL B    00845V209            0.078             79       SH         SOLE        00          79
ALEXANDRIA REAL  COM     015271109          191.160           4500       SH         SOLE        00        4500
AMERICAN INTL G  COM     026874107         7590.774         138771       SH         SOLE        00      138771
AMERISOURCEBERG  COM     03073E105            9.285            130       SH         SOLE        00         130
AMGEN INC        COM     031162100            6.255            150       SH         SOLE        00         150
ARCHSTONE SMITH  COM     039583109          167.160           7000       SH         SOLE        00        7000
AUTOMATIC DATA   COM     053015103         5436.985         156370       SH         SOLE        00      156370
AVAYA INC        COM     053499109            0.034             24       SH         SOLE        00          24
BISYS GROUP INC  COM     055472104            5.013            300       SH         SOLE        00         300
BP PLC           SPONSO  055622104           89.735           2249       SH         SOLE        00        2249
BANK OF AMERICA  COM     060505104          114.840           1800       SH         SOLE        00        1800
BANK ONE CORP    COM     06423A103           84.150           2250       SH         SOLE        00        2250
BED BATH & BEYO  COM     075896100         7382.642         226670       SH         SOLE        00      226670
BOSTON PROPERTI  COM     101121101          186.000           5000       SH         SOLE        00        5000
CBL & ASSOC PPT  COM     124830100           38.750           1000       SH         SOLE        00        1000
CABLEVISION SYS  CL A N  12686C109         2199.288         242747       SH         SOLE        00      242747
CISCO SYS INC    COM     17275R102         5014.449         478478       SH         SOLE        00      478478
CITIGROUP INC    COM     172967101         6269.404         211447       SH         SOLE        00      211447
COLGATE PALMOLI  COM     194162103         8134.311         150775       SH         SOLE        00      150775
COUSINS PPTYS I  COM     222795106          172.500           7500       SH         SOLE        00        7500
DEAN FOODS CO N  COM     242370104           10.343            260       SH         SOLE        00         260
DELL COMPUTER C  COM     247025109         6643.855         282597       SH         SOLE        00      282597
DEVELOPERS DIVE  COM     251591103          220.100          10000       SH         SOLE        00       10000
DUKE REALTY COR  COM NE  264411505          172.340           7000       SH         SOLE        00        7000
E M C CORP MASS  COM     268648102         3075.633         673005       SH         SOLE        00      673005
EQUITY OFFICE P  COM     294741103          322.337          12484       SH         SOLE        00       12484
EQUITY RESIDENT  SH BEN  29476L107          143.640           6000       SH         SOLE        00        6000
ESSEX PPTY TR I  COM     297178105          197.760           4000       SH         SOLE        00        4000
EXXON MOBIL COR  COM     30231G102           95.700           3000       SH         SOLE        00        3000
FEDERAL HOME LN  COM     313400301         6912.259         123654       SH         SOLE        00      123654
FEDERAL NATL MT  COM     313586109           17.862            300       SH         SOLE        00         300
GENERAL ELEC CO  COM     369604103         5778.502         234422       SH         SOLE        00      234422
GOLDMAN SACHS G  COM     38141G104          158.472           2400       SH         SOLE        00        2400
GUIDANT CORP     COM     401698105           12.924            400       SH         SOLE        00         400
HOME DEPOT INC   COM     437076102          102.704           3935       SH         SOLE        00        3935
ISTAR FINL INC   COM     45031U101          204.933           7340       SH         SOLE        00        7340
INTEL CORP       COM     458140100         3860.239         277915       SH         SOLE        00      277915
INTERNATIONAL B  COM     459200101         4912.993          84141       SH         SOLE        00       84141
INTERNET HOLDRS  DEPOSI  46059W102            1.919            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         8203.774         151697       SH         SOLE        00      151697
KIMCO REALTY CO  COM     49446R109          186.600           6000       SH         SOLE        00        6000
LEE ENTERPRISES  COM     523768109          472.987          14394       SH         SOLE        00       14394
LUCENT TECHNOLO  COM     549463107            0.228            300       SH         SOLE        00         300
MBNA CORP        COM     55262L100         5913.397         321730       SH         SOLE        00      321730
MCDATA CORP      CL A    580031201            0.060             11       SH         SOLE        00          11
MCLEODUSA INC    CL A    582266706            0.126            421       SH         SOLE        00         421
MEDTRONIC INC    COM     585055106         8398.812         199402       SH         SOLE        00      199402
MERCK & CO INC   COM     589331107         5695.557         124602       SH         SOLE        00      124602
MERISTAR HOSPIT  COM     58984Y103           60.130           7000       SH         SOLE        00        7000
MERRILL LYNCH &  COM     590188108         4812.842         146065       SH         SOLE        00      146065
MICROSOFT CORP   COM     594918104         6373.312         145709       SH         SOLE        00      145709
NETIQ CORP       COM     64115P102            6.163            425       SH         SOLE        00         425
NORTHERN TR COR  COM     665859104         5970.510         158285       SH         SOLE        00      158285
OPENWAVE SYS IN  COM     683718100            0.062            100       SH         SOLE        00         100
ORACLE CORP      COM     68389X105            7.860           1000       SH         SOLE        00        1000
PEPSICO INC      COM     713448108           12.009            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         3492.441         120346       SH         SOLE        00      120346
PROBUSINESS SER  COM     742674104           55.710           8801       SH         SOLE        00        8801
PROLOGIS         SH BEN  743410102          224.190           9000       SH         SOLE        00        9000
SAFEWAY INC      COM NE  786514208           89.200           4000       SH         SOLE        00        4000
SCHERING PLOUGH  COM     806605101            8.528            400       SH         SOLE        00         400
SIMON PPTY GROU  COM     828806109          178.650           5000       SH         SOLE        00        5000
SOLECTRON CORP   COM     834182107            3.851           1825       SH         SOLE        00        1825
TELECOMUNICACOE  SPONSO  879287308           21.435           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           20.910            936       SH         SOLE        00         936
TERRA NETWORKS   SPONSO  88100W103            0.031              8       SH         SOLE        00           8
TRAVELERS PPTY   CL A    89420G109           16.236           1230       SH         SOLE        00        1230
TRAVELERS PPTY   CL B    89420G406           34.244           2531       SH         SOLE        00        2531
TYCO INTL LTD N  COM     902124106           62.534           4435       SH         SOLE        00        4435
VIACOM INC       CL A    925524100           12.165            300       SH         SOLE        00         300
VIACOM INC       CL B    925524308         6830.364         168443       SH         SOLE        00      168443
VORNADO RLTY TR  SH BEN  929042109          157.800           4000       SH         SOLE        00        4000
WAL MART STORES  COM     931142103         6755.285         137191       SH         SOLE        00      137191